Cash and Cash Equivalents - Summary of Amounts Received from Sale of Shares in Subsidiaries (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Loss of Control at Subsidiaries
Amounts received for the sale of subsidiaries	$ 38,185
Amounts in cash and cash equivalents in entities sold	(28,044)
Total, net	$ 10,141 [1]

[1]	(*) See Note 3